Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme - ₨ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Options
Options outstanding, beginning of period	168,168,760	142,865,602	136,612,822
Granted	25,628,600	57,466,600	47,773,600
Exercised	(32,764,494)	(29,490,022)	(36,673,240)
Forfeited	(2,639,100)	(2,032,110)	(4,813,580)
Lapsed	(287,750)	(641,310)	(34,000)
Options outstanding, end of period	158,106,016	168,168,760	142,865,602
Options exercisable, end of period	65,321,116	64,453,260	64,464,392
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 1,063.79	₨ 899.03	₨ 682.99
Granted	1,427.29	1,235.8	1,220.13
Exercised	796.52	596.85	504.1
Forfeited	1,231.84	1,163.29	965.64
Lapsed	870.34	929.57	568.1
Options outstanding, end of period	1,175.65	1,063.79	899.03
Options exercisable, end of period	1,036.49	834.48	638.18
Weighted average fair value of options granted during the year	₨ 415.12	₨ 320.42	₨ 305.78